UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F
                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:
   This Amendment:            [ ] is a restatement
                              [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Blum Capital Partners, L.P.
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA   94133

File 13F File Number:  28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gwen G. Reinke
Title:  General Counsel and Chief Compliance Officer
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

     /s/ Gwen G. Reinke    San Francisco, California     May 16, 2011

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

                                    * * * * *

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          13

Form 13F Information Table Value Total:  $2,034,268



List of Other Included Managers:               NONE




                                    * * * * *


                                    FORM 13F INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AVID TECHNOLOGY, INC.               COM          05367P100  192845  8647761  SH       Sole                 8647761
CAREER EDUCATION CORPORATION        COM          141665109  362398 15950599  SH       Sole                15950599
CB RICHARD ELLIS GROUP, INC.        COM          12497t101  740352 27728547  SH       Sole                27728547
COLLECTIVE BRANDS, INC.             COM          19421W100   78416  3633739  SH       Sole                 3633739
ELECTRONICS FOR IMAGING, INC.       COM          286082102   22077  1500810  SH       Sole                 1500810
ERESEARCH TECHNOLOGY, INC.          COM          29481V108   37502  5539377  SH       Sole                 5539377
ITT EDUCATIONAL SERVICES, INC.      COM          45068b109  299101  4145538  SH       Sole                 4145538
JDA SOFTWARE GROUP, INC.            COM          46612K108   36312  1200000  SH       Sole                 1200000
MONEYGRAM INTERNATIONAL, INC.       COM          60935Y109   58980 17195362  SH       Sole                17195362
PRGX GLOBAL, INC.                   COM          69357c503   20887  3440974  SH       Sole                 3440974
SBA COMMUNICATIONS CORPORATION      COM          78388J106   85888  2164516  SH       Sole                 2164516
SEI INVESTMENTS COMPANY             COM          784117103   86463  3620747  SH       Sole                 3620747
TYLER TECHNOLOGIES, INC.            COM          902252105   13047   550274  SH       Sole                  550274